Nature of operations and reorganizations - Share splits and waiver of amount due to the Parent (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 12, 2021 USD ($) shares	Jan. 11, 2021 USD ($) $ / shares shares	Nov. 25, 2020 $ / shares shares	Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares		Nov. 25, 2020 CNY (¥) shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Nature of operations and reorganizations
Issuance of ordinary shares upon Initial Public Offering ("IPO") (in shares)			143,681,555
Ordinary shares, shares issued				1,570,790,570		1,570,790,570			1,570,790,570		143,681,557	2	1
Ordinary shares, shares outstanding											143,681,557	2	1
Ordinary share, par value | $ / shares		$ 0.00001	$ 0.0001			$ 0.00001		$ 0.00001				$ 0.0001	$ 0.0001
Share split ratio		10
Common stock, value	$ 150	$ 50		¥ 104	[1]	$ 15	[1]		¥ 104	[1]
Ordinary shares authorized	15,000,000,000	5,000,000,000		15,000,000,000		15,000,000,000			15,000,000,000			500,000,000	500,000,000
Net amount due to the Parent waived | ¥											¥ 600,000
Class B ordinary shares
Nature of operations and reorganizations
Ordinary shares, shares issued				308,714,990		308,714,990
Share split ratio	1
Re-designate ordinary shares	1,436,815,570

[1]	As of December 31, 2024, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 352,346,961 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards. As of December 31, 2025, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 353,694,227 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards.